CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Service Revenues
Advertising services, transactions with a related party	$ 0	$ 30	$ 23
Enterprise mobility, transactions with a related party	1,533	5,362	56
Cost of revenues
Cost of services, transactions with a related party	117	0	184
Operating expenses
Selling and marketing expenses, transactions with a related party	$ 0	$ 163	$ 0